Document And Entity Information - USD ($)	Mar. 31, 2022	May 24, 2022	Oct. 01, 2021
Document Information [Line Items]
Entity Registrant Name	Seneca Foods Corporation
Document, Type	10-K
Document, Annual Report	true
Document, Period End Date	Mar. 31, 2022
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document, Transition Report	false
Entity, File Number	0-01989
Entity, Incorporation, State or Country Code	NY
Entity, Tax Identification Number	16-0733425
Entity, Address, Address Line One	3736 South Main Street
Entity, Address, City or Town	Marion
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	14505
City Area Code	315
Local Phone Number	926-8100
Entity, Well-known Seasoned Issuer	No
Entity, Voluntary Filers	No
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Filer Category	Accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity, Shell Company	false
Entity, Public Float			$ 354,877,691
Auditor Name	Plante Moran, P.C.
Auditor Location	Southfield, Michigan
Auditor Firm ID	6581
Amendment Flag	false
Entity Central Index Key	0000088948
CommonStockClassA25Par Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock Class A, $.25 Par
Trading Symbol	SENEA
Security Exchange Name	NASDAQ
Entity, Common Stock Shares, Outstanding		6,467,697
CommonStockClassB25Par Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock Class B, $.25 Par
Trading Symbol	SENEB
Security Exchange Name	NASDAQ
Entity, Common Stock Shares, Outstanding		1,709,930